Additional Notes - Summary of Future Minimum Payments Under Non-Terminable Leases of Low Value Assets, Contracts For Insurances And Other Services (Detail) € in Thousands	Dec. 31, 2019 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Leases of Low Value Assets	€ 100
Other	1,532
Total	1,632
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Leases of Low Value Assets	59
Other	1,235
Total	1,294
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Leases of Low Value Assets	41
Other	297
Total	338
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Leases of Low Value Assets	0
Other	0
Total	€ 0